Offerings	Sep. 24, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Notes due 2032
Amount Registered | shares	999,990,000
Proposed Maximum Offering Price per Unit	0.99702
Maximum Aggregate Offering Price	$ 997,010,029.8
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,158.68
Offering Note
(3)
€900,000,000 aggregate principal amount of euro-denominated 3.250% notes due 2032, €900,000,000 aggregate principal amount of euro-denominated 3.550% notes due 2036 and £750,000,000 aggregate principal amount of sterling-denominated 5.250% notes will due 2040 be issued. The U.S. dollar equivalents of the amounts registered presented herein have been calculated using a €/U.S.$ exchange rate of €1.00/U.S.$1.1111 and a £/U.S.$ exchange rate of £1.00/U.S.$1.3347, as applicable, each as reported by Bloomberg, L.P. as of September 23, 2024.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.550% Notes due 2036
Amount Registered | shares	999,990,000
Proposed Maximum Offering Price per Unit	0.99568
Maximum Aggregate Offering Price	$ 995,670,043.2
Fee Rate	0.01476%
Amount of Registration Fee	$ 146,960.9
Offering Note
(3)
€900,000,000 aggregate principal amount of euro-denominated 3.250% notes due 2032, €900,000,000 aggregate principal amount of euro-denominated 3.550% notes due 2036 and £750,000,000 aggregate principal amount of sterling-denominated 5.250% notes will due 2040 be issued. The U.S. dollar equivalents of the amounts registered presented herein have been calculated using a €/U.S.$ exchange rate of €1.00/U.S.$1.1111 and a £/U.S.$ exchange rate of £1.00/U.S.$1.3347, as applicable, each as reported by Bloomberg, L.P. as of September 23, 2024.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2040
Amount Registered | shares	1,001,025,000
Proposed Maximum Offering Price per Unit	0.99411
Maximum Aggregate Offering Price	$ 995,128,962.75
Fee Rate	0.01476%
Amount of Registration Fee	$ 146,881.03
Offering Note
(3)
€900,000,000 aggregate principal amount of euro-denominated 3.250% notes due 2032, €900,000,000 aggregate principal amount of euro-denominated 3.550% notes due 2036 and £750,000,000 aggregate principal amount of sterling-denominated 5.250% notes will due 2040 be issued. The U.S. dollar equivalents of the amounts registered presented herein have been calculated using a €/U.S.$ exchange rate of €1.00/U.S.$1.1111 and a £/U.S.$ exchange rate of £1.00/U.S.$1.3347, as applicable, each as reported by Bloomberg, L.P. as of September 23, 2024.